COMMITMENTS, CONTINGENCIES AND GUARANTEES - Letters of Credit Issued by Brookfield (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 2,126	$ 1,609
Brookfield Renewable along with institutional partners
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	100	99
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 2,026	$ 1,510